Shareholder Report, Average Annual Return (Details) 199835_YCG Enhanced Fund_TF_TSR SemiAnnual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | YCG Enhanced Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	YCG Enhanced Fund (without sales charge)
Average Annual Return, Percent	(7.66%)	4.36%	10.96%
S&P Global Broad Market Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Total Return Index
Average Annual Return, Percent	31.01%	11.21%	12.90%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	29.78%	14.15%	15.65%